Share-Based Compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		768,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.75
Non Qualified Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.81
Unrecognized Compensation Cost Expected To Be Recognized Upon Satisfaction Of Vesting Contingency		$ 195,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 430,000
Non Qualified Stock Option [Member] | Sophie Pibouin [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	128,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Apr. 29, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.75
Non Qualified Stock Option [Member] | Murray Gross [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	640,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Apr. 29, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance	240,000
Share Based Compensation Arrangement By Share Based Payment Award Vesting Of Options Granted Based On Sales Revenue Net	$ 1,000,000